Notes to the Assets of the Balance Sheet - Summary of Cash and Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Bank Balances and Cash in Hand	€ 109,797,000	€ 44,314,000
Impairment	(2,000)	0
Cash and Cash Equivalents	€ 109,794,680	€ 44,314,050	€ 45,459,836	€ 76,589,129